GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
The following table shows changes in the carrying amounts of goodwill by reportable segment for the years ended December 31, 2018 and 2017:

Goodwill	Performance Materials & Coatings	Industrial Intermediates & Infrastructure	Packaging & Specialty Plastics	Total
In millions
Balance at Jan 1, 2017	$4,938	$1,085	$1,518	$7,541
Divestiture of the EAA Business [1]	—	—	(23)	(23)
Dissolution of joint venture [2]	48	—	—	48
Goodwill impairment	(1,491)	—	—	(1,491)
Receipt of the ECP businesses [3]	—	—	3,617	3,617
Measurement period adjustment - ECP [3]	—	—	(96)	(96)
Foreign currency impact	194	16	32	242
Other	—	—	(5)	(5)
Balance at Dec 31, 2017	$3,689	$1,101	$5,043	$9,833
Foreign currency impact	(39)	(6)	(24)	(69)
Measurement period adjustment - ECP [3]	—	—	82	82
Balance at Dec 31, 2018	$3,650	$1,095	$5,101	$9,846

1.	On September 1, 2017, the Company divested its EAA Business to SK Global Chemical Co., Ltd. See Note 7 for additional information.

2.	On December 31, 2017, the Company dissolved a crude acrylic acid joint venture. See Note 25 for additional information.
3. Goodwill recognized from the receipt of the ECP businesses as part of the separation from DowDuPont. See Note 4 for additional information.

Effective with the Merger, the Company updated its reporting units to align with the level at which discrete financial information is available for review by management. A relative fair value method was used to reallocate goodwill for reporting units of which the composition had changed. The reporting units are: Coatings & Performance Monomers, Construction Chemicals, Consumer Solutions, Energy Solutions, Hydrocarbons & Energy, Industrial Solutions, Packaging and Specialty Plastics and Polyurethanes & Construction Chemicals. At December 31, 2017, goodwill was carried by all of these reporting units.

In 2018, the Energy Solutions and Construction Chemicals reporting units were combined into Industrial Solutions and Polyurethanes & Construction Chemicals, respectively. At December 31, 2018, goodwill was carried by all reporting units.

The separation from DowDuPont on April 1, 2019, did not impact the composition of the Company's six reporting units discussed above. The ECP businesses received as part of the separation from DowDuPont are included in the Hydrocarbons & Energy and Packaging and Specialty Plastics reporting units.

Goodwill Impairments
The carrying amounts of goodwill at December 31, 2018 and 2017, were net of accumulated impairments of $1,491 million in Performance Materials & Coatings and $309 million in Industrial Intermediates & Infrastructure.

Goodwill Impairment Testing
The Company performs an impairment test of goodwill annually in the fourth quarter. In 2018, the Company performed quantitative testing for 1 reporting unit (6 in 2017 and 2 in 2016) and a qualitative assessment was performed for the remaining reporting units. The qualitative assessments indicated that it was not more likely than not that fair value was less than the carrying value for those reporting units included in the qualitative test.

The quantitative testing conducted in 2018 and 2016 concluded that no goodwill impairments existed.

Upon completion of the quantitative testing in the fourth quarter of 2017, the Company determined the Coatings & Performance Monomers reporting unit was impaired. Throughout 2017, the Coatings & Performance Monomers reporting unit did not consistently meet expected financial performance targets, primarily due to increasing commoditization in coatings markets and competition, as well as customer consolidation in end markets which reduced growth opportunities. As a result, the Coatings & Performance Monomers reporting unit lowered future revenue and profitability expectations. The fair value of the Coatings & Performance Monomers reporting unit was determined using a discounted cash flow methodology that reflected reductions in projected revenue growth rates, primarily driven by modified sales volume and pricing assumptions, as well as revised expectations for future growth rates. These discounted cash flows did not support the carrying value of the Coatings & Performance Monomers reporting unit. As a result, the Company recorded a goodwill impairment charge for the Coatings & Performance Monomers reporting unit of $1,491 million in the fourth quarter of 2017, included in “Restructuring, goodwill impairment and asset related charges - net” in the consolidated statements of income and related to the Performance Materials & Coatings segment. The Coatings & Performance Monomers reporting unit carried $1,071 million of goodwill at December 31, 2017. No other goodwill impairments were identified as a result of the 2017 testing.

Other Intangible Assets
The following table provides information regarding the Company’s other intangible assets:

Other Intangible Assets at Dec 31	2018			2017
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$2,634	$(1,252)	$1,382	$2,630	$(1,021)	$1,609
Software	1,404	(805)	599	1,323	(727)	596
Trademarks/tradenames	352	(329)	23	366	(284)	82
Customer-related	3,211	(993)	2,218	3,247	(810)	2,437
Other	—	—	—	2	—	2
Total other intangible assets, finite lives	$7,601	$(3,379)	$4,222	$7,568	$(2,842)	$4,726
In-process research and development ("IPR&D")	3	—	3	3	—	3
Total other intangible assets	$7,604	$(3,379)	$4,225	$7,571	$(2,842)	$4,729

Intangible assets assumed from the receipt of ECP are presented in the table below. See Note 4 for additional information.

ECP Intangible Assets at Aug 31, 2017	Gross Carrying Amount	Weighted-average Amort. Period (in years)
In millions
Intangible assets with finite lives:
Developed technology	$366	14
Trademarks/tradenames	20	7
Customer-related	1,098	15
Total	$1,484	15

The following table provides information regarding amortization expense from continuing operations related to intangible assets:

Amortization Expense from Continuing Operations	2018	2017	2016
In millions
Other intangible assets, excluding software	$469	$400	$316
Software, included in “Cost of sales” from continuing operations	$93	$82	$69

In the second quarter of 2016, the Company wrote-off $11 million of IPR&D as part of the 2016 restructuring charge. This charge was included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income and was related to Industrial Intermediates & Infrastructure segment. See Note 8 for additional information.

Total estimated amortization expense from continuing operations for the next five fiscal years is as follows:

Estimated Amortization Expense from Continuing Operations for Next Five Years
In millions
2019	$518
2020	$492
2021	$470
2022	$413
2023	$392